RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 30, 2018
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS:

Key management personnel compensation:
Key management personnel includes those individuals that have authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and is comprised of the members of the executive management team and the Board of Directors. The amount for compensation expense recognized in net earnings for key management personnel was as follows:

	2018	2017

Short-term employee benefits	$8,615	$9,446
Post-employment benefits	2,995	205
Share-based payments	12,592	10,932
	$24,202	$20,583

The amounts in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	December 30, 2018	December 31, 2017

DSUs	$8,310	$9,460

Other:

During fiscal 2018, the Company incurred expenses for airplane usage of $1.2 million (2017 - nil), with a company controlled by the President and Chief Executive Officer of the Company. The payments made are in accordance with the terms of the agreement established and agreed to by the related parties. The amount in accounts payable and accrued liabilities related to the airplane usage was $0.3 million (December 31, 2017 - nil).